Loans And Allowance For Credit Losses (Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014		Sep. 30, 2013		Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	¥ 1,370,146	[1]	¥ 1,564,484	[1]
Recorded loan balance, Not requiring an allowance for credit losses	326,774	[1],[2]	296,543	[1],[2]
Recorded loan balance, Total	1,696,920	[1],[3]	1,861,027	[1],[3]
Unpaid principal balance	1,824,263	[1]	1,982,989	[1]
Related allowance for credit losses	605,866	[1]	750,321	[1]
Accrual TDRs included in impaired loans	838,124	[4]	832,267		876,356	[4]	945,623
Impaired loans held for sales	10,136
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans	677,336		642,408
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	861,953		1,006,333
Recorded loan balance, Not requiring an allowance for credit losses	295,202	[2]	257,215	[2]
Recorded loan balance, Total	1,157,155	[3]	1,263,548	[3]
Unpaid principal balance	1,205,788		1,312,320
Related allowance for credit losses	429,346		544,224
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	325,757		368,866
Recorded loan balance, Not requiring an allowance for credit losses	103,387	[2]	55,003	[2]
Recorded loan balance, Total	429,144	[3]	423,869	[3]
Unpaid principal balance	438,857		431,745
Related allowance for credit losses	149,690		181,389
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	26,967		30,537
Recorded loan balance, Not requiring an allowance for credit losses	12,857	[2]	13,298	[2]
Recorded loan balance, Total	39,824	[3]	43,835	[3]
Unpaid principal balance	41,105		45,323
Related allowance for credit losses	14,507		18,731
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	113,839		141,225
Recorded loan balance, Not requiring an allowance for credit losses	52,463	[2]	63,625	[2]
Recorded loan balance, Total	166,302	[3]	204,850	[3]
Unpaid principal balance	175,283		212,353
Related allowance for credit losses	42,376		52,814
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	90,577		101,969
Recorded loan balance, Not requiring an allowance for credit losses	27,040	[2]	27,342	[2]
Recorded loan balance, Total	117,617	[3]	129,311	[3]
Unpaid principal balance	124,464		139,299
Related allowance for credit losses	42,728		54,469
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	216,376		248,932
Recorded loan balance, Not requiring an allowance for credit losses	59,232	[2]	58,633	[2]
Recorded loan balance, Total	275,608	[3]	307,565	[3]
Unpaid principal balance	284,640		317,614
Related allowance for credit losses	133,218		169,523
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	6,409		8,295
Recorded loan balance, Not requiring an allowance for credit losses	487	[2]	94	[2]
Recorded loan balance, Total	6,896	[3]	8,389	[3]
Unpaid principal balance	7,262		8,403
Related allowance for credit losses	5,313		6,954
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	24,567		25,443
Recorded loan balance, Not requiring an allowance for credit losses	11,448	[2]	11,509	[2]
Recorded loan balance, Total	36,015	[3]	36,952	[3]
Unpaid principal balance	38,226		39,292
Related allowance for credit losses	15,383		16,473
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	22,445		36,821
Recorded loan balance, Not requiring an allowance for credit losses	8,619	[2]	9,634	[2]
Recorded loan balance, Total	31,064	[3]	46,455	[3]
Unpaid principal balance	32,543		47,866
Related allowance for credit losses	13,668		26,903
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	35,016		44,245
Recorded loan balance, Not requiring an allowance for credit losses	19,669	[2]	18,077	[2]
Recorded loan balance, Total	54,685	[3]	62,322	[3]
Unpaid principal balance	63,408		70,425
Related allowance for credit losses	12,463		16,968
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	163,764		193,360
Recorded loan balance, Not requiring an allowance for credit losses	2,321	[2]	2,360	[2]
Recorded loan balance, Total	166,085	[3]	195,720	[3]
Unpaid principal balance	166,243		195,935
Related allowance for credit losses	78,999		96,218
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	13,538		18,787
Recorded loan balance, Not requiring an allowance for credit losses			186	[2]
Recorded loan balance, Total	13,538	[3]	18,973	[3]
Unpaid principal balance	26,238		32,078
Related allowance for credit losses	3,688		6,111
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	168,057		203,600
Recorded loan balance, Not requiring an allowance for credit losses	9,894	[2]	11,563	[2]
Recorded loan balance, Total	177,951	[3]	215,163	[3]
Unpaid principal balance	214,345		255,627
Related allowance for credit losses	55,924		70,393
Accrual TDRs included in impaired loans	76,615		99,359
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	95,461		102,852
Recorded loan balance, Not requiring an allowance for credit losses	632	[2]	762	[2]
Recorded loan balance, Total	96,093	[3]	103,614	[3]
Unpaid principal balance	108,562		115,819
Related allowance for credit losses	27,320		29,244
Accrual TDRs included in impaired loans	48,008		51,834
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	50,172		39,552
Recorded loan balance, Not requiring an allowance for credit losses	12,657	[2]	24,457	[2]
Recorded loan balance, Total	62,829	[3]	64,009	[3]
Unpaid principal balance	69,135		71,210
Related allowance for credit losses	6,425		4,131
Accrual TDRs included in impaired loans	30,109		38,666
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	17,201			[5]
Recorded loan balance, Not requiring an allowance for credit losses	6,068	[2]		[2],[5]
Recorded loan balance, Total	23,269	[3]		[3],[5]
Unpaid principal balance	33,952			[5]
Related allowance for credit losses	4,164			[5]
Accrual TDRs included in impaired loans	¥ 6,056

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of nil and ¥10,136 million at March 31, 2014 and September 30, 2014, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	Included in impaired loans at March 31, 2014 and September 30, 2014 are accrual TDRs as follows: ¥642,408 million and ¥677,336 million-Commercial; ¥99,359 million and ¥76,615 million-Residential; ¥51,834 million and ¥48,008 million-Card; ¥38,666 million and ¥30,109 million-MUAH; and nil and ¥6,056 million-Krungsri, respectively.
[4]	In the above table, lease receivables of ¥1,634 million in the Krungsri segment, which were modified as TDRs and reported as either accrual TDRs or nonaccrual TDRs, are excluded from the additions of TDRs for the six months ended September 30, 2014, and the related ending balances of such TDRs amounting to ¥1,619 million, are also excluded from the balance of TDRs as of September 30, 2014.
[5]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no impaired loans were stated at March 31, 2014 in the above table.